11. Contingent Purchase Consideration	9 Months Ended
Sep. 30, 2022
Disclosure 11.Contingent Purchase Consideration Abstract
11. Contingent Purchase Consideration

11. Contingent Purchase Consideration

In terms of the acquisition of USB disclosed in Note 3 above, the Purchase Agreement provides that the Sellers will have an opportunity to receive up to an additional $38,000,000 plus a potential premium of 10% (or $3,800,000) based upon achievement of stated adjusted cumulative EBITDA milestones during the next four years, payable 50% in cash and 50% in the Company’s stock at a price equal to volume weighted average price of the company’s common stock for the 90 consecutive trading days preceding January 1 of each subsequent fiscal year for the duration of the earnout period ending December 31, 2025, subject to obtaining shareholder approval, if the aggregate number of shares to be issued pursuant to the Purchase Agreement exceeds 4,401,020 and with a cap of 5,065,000 on the aggregate number of shares to be issued. Any excess not approved by shareholders or exceeding the cap will be paid in cash.

The Company had an independent third party valuation entity perform a Purchase Price Analysis which included the probability of the Sellers achieving the additional proceeds of $41,800,000.

At each reporting period, the Company estimates changes in the fair value of contingent consideration, and any change in fair value is recognized in the Consolidated Statements of Operations and Comprehensive Income (Loss). The estimate of the fair value of contingent consideration requires subjective assumptions to be made regarding future operating results, discount rates, and probabilities assigned to various potential operating result scenarios. Due to the uncertainty regarding the achievement of the stated unadjusted accumulated EBITDA milestones and the methodology in determining the number of shares to be issued during each earnout period and the potential restriction on the number of shares available for issue, the contingent purchase consideration is classified as a liability.

The Company is currently assessing the financial position and the future direction of its USB subsidiary and will enter into a mediation process with the executive management of USB. The outcome of this mediation is uncertain and until such time as the Company has determined an appropriate course of action, which is dependent on the outcome of the mediation and possible legal action initiated by the Company, the ability to project future business and profitability is uncertain. The Company expects to determine an appropriate course of action within the next three to six months, at which time the decision around impairment of the carrying value of the USB contingent purchase consideration will be determinable.

	September 30, 2022	December 31, 2021
Opening balance	$12,859,399	$—
Contingent purchase consideration measured on the acquisition of USB	—	24,716,957
Changes in fair value	1,397,833	(11,857,558)
Closing balance	$14,257,232	$12,859,399